Financial Instruments - Additional Information (Details) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 EUR (€)
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 558,000,000
Proceeds from non-current borrowings				€ 58,000,000
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 953.4				$ 953.4		813,700,000
Principal payment					$ 9.6	€ 8,200,000
Proceeds from non-current borrowings	$ 300.0	€ 257,700,000	$ 50.0	€ 43,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity							80,000,000.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 400,000,000
Interest rate	3.25%				3.25%		3.25%